Segmented Financial Information - Assets By Segment (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total consolidated assets	$ 7,759,745	$ 7,460,931
Operating segments | Canada
Disclosure of operating segments [line items]
Total consolidated assets	2,381,991	2,289,083
Operating segments | U.S.
Disclosure of operating segments [line items]
Total consolidated assets	5,322,088	5,112,493
Operating segments | Corporate
Disclosure of operating segments [line items]
Total consolidated assets	$ 55,666	$ 59,355